Note 4 - Advances for Vessel Under Construction (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Advances for Property, Plant, and Equipment [Table Text Block]
Costs
Balance, January 1, 2017	17,753,737
Advances for vessels under construction	5,784,204
Vessel acquisition deposit	3,824,668
Delivery of M/V “Alexandros P”	(17,807,934)
Delivery of M/V “Tasos”	(4,503,464)
Balance, December 31, 2017	5,051,211
Advances for vessel under construction	18,818,171
Delivery of M/V “Ekaterini”	(23,869,382)
Balance, December 31, 2018	-